First Variable Annuity Fund E

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of First Variable Annuity Fund E and the Board of Directors of
Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise First Variable Annuity Fund E (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 12, 2024

Appendix A

The subaccounts that comprise First Variable Annuity Fund E were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Century Investments VP Disciplined Core Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP International Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Ultra Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Select Small Cap Value Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Equity 500 Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Cap Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes Fund for U.S. Government Securities II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes Government Money Fund II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Federated Hermes High Income Bond Fund II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Equity-Income Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth & Income Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco Global Real Estate Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Health Care Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Growth and Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Investors Trust Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Investors Trust Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS New Discovery Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS New Discovery Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Total Return Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Foreign VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A

ASSETS:
Investments at fair value (1)	$233,455	$139,453	$1,535,169	$50,252	$51,444	$193,104	$238,681
Receivable from the Contracts	7	-	-	-	-	-	-
Receivable from the fund manager	-	5	66	2	2	8	10
Total assets	233,462	139,458	1,535,235	50,254	51,446	193,112	238,691

LIABILITIES:
Payable to the Contracts	-	5	66	2	2	8	10
Payable to the fund manager	7	-	-	-	-	-	-
Payable to the Company	7	4	46	2	2	6	7
Total liabilities	14	9	112	4	4	14	17

NET ASSETS	$233,448	$139,449	$1,535,123	$50,250	$51,442	$193,098	$238,674

ANALYSIS OF NET ASSETS
Accumulation period	$233,448	$139,449	$1,535,123	$50,250	$51,442	$193,098	$238,674
Annuity period	-	-	-	-	-	-	-
Total net assets	$233,448	$139,449	$1,535,123	$50,250	$51,442	$193,098	$238,674

Fair value per share (NAV)	$7.67	$10.58	$25.65	$12.19	$33.38	$24.18	$26.97
Shares outstanding in the Separate Account	30,437	13,181	59,851	4,122	1,541	7,986	8,850

(1) Investments in mutual fund shares, at cost	$244,787	$111,548	$904,577	$34,606	$19,458	$164,396	$152,310

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$37,452	$105,337	$113,874	$296,214	$888,665	$72,031	$1,565,410
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	8	4	11	33	3	25
Total assets	37,454	105,345	113,878	296,225	888,698	72,034	1,565,435

LIABILITIES:
Payable to the Contracts	2	8	4	11	33	3	25
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	3	3	9	27	2	47
Total liabilities	3	11	7	20	60	5	72

NET ASSETS	$37,451	$105,334	$113,871	$296,205	$888,638	$72,029	$1,565,363

ANALYSIS OF NET ASSETS
Accumulation period	$37,451	$105,334	$113,871	$296,205	$888,638	$72,029	$1,565,363
Annuity period	-	-	-	-	-	-	-
Total net assets	$37,451	$105,334	$113,871	$296,205	$888,638	$72,029	$1,565,363

Fair value per share (NAV)	$13.63	$9.35	$1.00	$5.66	$46.83	$23.91	$26.12
Shares outstanding in the Separate Account	2,748	11,266	113,874	52,335	18,976	3,013	59,931

(1) Investments in mutual fund shares, at cost	$36,231	$124,352	$113,874	$335,642	$629,241	$68,350	$1,012,025

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I

ASSETS:
Investments at fair value (1)	$56,081	$17,028	$25,737	$269,541	$32,220	$494	$3,584
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	1	1	39	1	-	-
Total assets	56,083	17,029	25,738	269,580	32,221	494	3,584

LIABILITIES:
Payable to the Contracts	2	1	1	39	1	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	2	1	1	8	1	-	-
Total liabilities	4	2	2	47	2	-	-

NET ASSETS	$56,079	$17,027	$25,736	$269,533	$32,219	$494	$3,584

ANALYSIS OF NET ASSETS
Accumulation period	$56,079	$17,027	$25,736	$269,533	$32,219	$494	$3,584
Annuity period	-	-	-	-	-	-	-
Total net assets	$56,079	$17,027	$25,736	$269,533	$32,219	$494	$3,584

Fair value per share (NAV)	$57.99	$13.32	$13.98	$58.96	$62.81	$24.24	$25.91
Shares outstanding in the Separate Account	967	1,278	1,841	4,572	513	20	138

(1) Investments in mutual fund shares, at cost	$32,832	$19,082	$27,671	$229,835	$36,209	$394	$3,092

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

ASSETS:
Investments at fair value (1)	$198,917	$1,551	$84,072	$7,368	$63,934	$18,326	$74,048
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	13	-	3	-	3	1	3
Total assets	198,930	1,551	84,075	7,368	63,937	18,327	74,051

LIABILITIES:
Payable to the Contracts	13	-	3	-	3	1	3
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	6	-	3	-	2	1	2
Total liabilities	19	-	6	-	5	2	5

NET ASSETS	$198,911	$1,551	$84,069	$7,368	$63,932	$18,325	$74,046

ANALYSIS OF NET ASSETS
Accumulation period	$198,911	$1,551	$84,069	$7,368	$63,932	$18,325	$74,046
Annuity period	-	-	-	-	-	-	-
Total net assets	$198,911	$1,551	$84,069	$7,368	$63,932	$18,325	$74,046

Fair value per share (NAV)	$36.06	$35.99	$35.28	$22.63	$22.10	$12.94	$10.10
Shares outstanding in the Separate Account	5,516	43	2,383	326	2,893	1,416	7,331

(1) Investments in mutual fund shares, at cost	$164,803	$1,113	$61,148	$6,355	$55,760	$23,816	$102,177

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$67,542	$8,742	$4,216	$123,396	$51,453
Receivable from the Contracts	-	-	-	-	-
Receivable from the fund manager	29	-	-	5	2
Total assets	67,571	8,742	4,216	123,401	51,455

LIABILITIES:
Payable to the Contracts	29	-	-	5	2
Payable to the fund manager	-	-	-	-	-
Payable to the Company	2	-	-	4	2
Total liabilities	31	-	-	9	4

NET ASSETS	$67,540	$8,742	$4,216	$123,392	$51,451

ANALYSIS OF NET ASSETS
Accumulation period	$67,540	$8,742	$4,216	$123,392	$51,451
Annuity period	-	-	-	-	-
Total net assets	$67,540	$8,742	$4,216	$123,392	$51,451

Fair value per share (NAV)	$22.68	$31.54	$8.23	$14.24	$11.99
Shares outstanding in the Separate Account	2,978	277	512	8,665	4,291

(1) Investments in mutual fund shares, at cost	$61,432	$8,268	$4,963	$120,582	$49,949

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A

INVESTMENT INCOME:
Dividend income	$3,385	$2,264	$-	$1,480	$-	$-	$3,888

EXPENSES:
Mortality and expense risk	3,035	2,098	18,349	1,031	683	2,536	3,973

NET INVESTMENT INCOME (LOSS)	350	166	(18,349)	449	(683)	(2,536)	(85)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,489)	7,459	41,502	15,476	1,235	743	25,928
Capital gain distributions	-	-	95,425	7,934	-	9,234	14,670

Net realized gain (loss) on investments	(1,489)	7,459	136,927	23,410	1,235	9,977	40,598

Change in net unrealized appreciation (depreciation) on investments	16,981	9,988	345,418	(20,135)	4,721	52,287	14,499

Net realized and unrealized gain (loss) on investments	15,492	17,447	482,345	3,275	5,956	62,264	55,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,842	$17,613	$463,996	$3,724	$5,273	$59,728	$55,012

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$425	$2,842	$5,189	$16,643	$2,104	$1,205	$21,879

EXPENSES:
Mortality and expense risk	543	1,420	1,548	3,713	11,539	1,259	22,526

NET INVESTMENT INCOME (LOSS)	(118)	1,422	3,641	12,930	(9,435)	(54)	(647)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(338)	(3,035)	-	(2,725)	19,718	918	160,023
Capital gain distributions	911	-	-	-	30,883	2,068	58,647

Net realized gain (loss) on investments	573	(3,035)	-	(2,725)	50,601	2,986	218,670

Change in net unrealized appreciation (depreciation) on investments	4,631	4,673	-	20,214	187,418	3,638	42,394

Net realized and unrealized gain (loss) on investments	5,204	1,638	-	17,489	238,019	6,624	261,064

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,086	$3,060	$3,641	$30,419	$228,584	$6,570	$260,417

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I

INVESTMENT INCOME:
Dividend income	$-	$-	$363	$-	$-	$9	$-

EXPENSES:
Mortality and expense risk	703	296	350	4,064	422	7	67

NET INVESTMENT INCOME (LOSS)	(703)	(296)	13	(4,064)	(422)	2	(67)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	237	(5,346)	(88)	3,587	20	2	296
Capital gain distributions	-	-	-	5,318	-	39	-

Net realized gain (loss) on investments	237	(5,346)	(88)	8,905	20	41	296

Change in net unrealized appreciation (depreciation) on investments	17,397	11,213	1,878	82,475	3,754	(9)	(185)

Net realized and unrealized gain (loss) on investments	17,634	5,867	1,790	91,380	3,774	32	111

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,931	$5,571	$1,803	$87,316	$3,352	$34	$44

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

INVESTMENT INCOME:
Dividend income	$1,791	$10	$365	$20	$29	$-	$-

EXPENSES:
Mortality and expense risk	2,828	21	1,116	95	827	262	1,050

NET INVESTMENT INCOME (LOSS)	(1,037)	(11)	(751)	(75)	(798)	(262)	(1,050)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,413	6	1,233	9	75	(313)	(2,812)
Capital gain distributions	3,900	80	4,447	346	3,081	-	-

Net realized gain (loss) on investments	6,313	86	5,680	355	3,156	(313)	(2,812)

Change in net unrealized appreciation (depreciation) on investments	15,913	153	7,578	1,064	9,188	2,673	12,416

Net realized and unrealized gain (loss) on investments	22,226	239	13,258	1,419	12,344	2,360	9,604

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,189	$228	$12,507	$1,344	$11,546	$2,098	$8,554

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$1,611	$309	$84	$3,752	$1,905

EXPENSES:
Mortality and expense risk	1,206	134	59	1,670	912

NET INVESTMENT INCOME (LOSS)	405	175	25	2,082	993

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,010	16	(15)	(246)	(1,194)
Capital gain distributions	3,845	518	3	-	-

Net realized gain (loss) on investments	4,855	534	(12)	(246)	(1,194)

Change in net unrealized appreciation (depreciation) on investments	773	(1,088)	405	18,152	12,000

Net realized and unrealized gain (loss) on investments	5,628	(554)	393	17,906	10,806

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,033	$(379)	$418	$19,988	$11,799

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$350	$166	$(18,349)	$449	$(683)	$(2,536)	$(85)
Net realized gain (loss) on investments	(1,489)	7,459	136,927	23,410	1,235	9,977	40,598
Change in net unrealized appreciation (depreciation) on investments	16,981	9,988	345,418	(20,135)	4,721	52,287	14,499

Net increase (decrease) in net assets resulting from operations	15,842	17,613	463,996	3,724	5,273	59,728	55,012

CONTRACT TRANSACTIONS:
Contract owners' net payments	193	-	193	-	-	-	720
Contract maintenance charges	(193)	(170)	(1,133)	(87)	(21)	(184)	(259)
Contract owners' benefits	(10,452)	(11,784)	(110,253)	(54,990)	(1,366)	(6,470)	(86,632)
Net transfers (to) from the Company and/or Subaccounts	1,548	(25,778)	38,224	11	(3)	(1,055)	(247)

Increase (decrease) in net assets resulting from Contract transactions	(8,904)	(37,732)	(72,969)	(55,066)	(1,390)	(7,709)	(86,418)

Total increase (decrease) in net assets	6,938	(20,119)	391,027	(51,342)	3,883	52,019	(31,406)

NET ASSETS:
Beginning of period	226,510	159,568	1,144,096	101,592	47,559	141,079	270,080

End of period	$233,448	$139,449	$1,535,123	$50,250	$51,442	$193,098	$238,674

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(118)	$1,422	$3,641	$12,930	$(9,435)	$(54)	$(647)
Net realized gain (loss) on investments	573	(3,035)	-	(2,725)	50,601	2,986	218,670
Change in net unrealized appreciation (depreciation) on investments	4,631	4,673	-	20,214	187,418	3,638	42,394

Net increase (decrease) in net assets resulting from operations	5,086	3,060	3,641	30,419	228,584	6,570	260,417

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	1,200	-	385
Contract maintenance charges	(36)	(135)	(302)	(150)	(499)	(80)	(892)
Contract owners' benefits	(4,282)	(1,692)	(9,953)	(10,138)	(97,913)	(6,734)	(426,251)
Net transfers (to) from the Company and/or Subaccounts	(35)	(10,850)	551	143	(89,734)	(88,348)	(3,121)

Increase (decrease) in net assets resulting from Contract transactions	(4,353)	(12,677)	(9,704)	(10,145)	(186,946)	(95,162)	(429,879)

Total increase (decrease) in net assets	733	(9,617)	(6,063)	20,274	41,638	(88,592)	(169,462)

NET ASSETS:
Beginning of period	36,718	114,951	119,934	275,931	847,000	160,621	1,734,825

End of period	$37,451	$105,334	$113,871	$296,205	$888,638	$72,029	$1,565,363

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(703)	$(296)	$13	$(4,064)	$(422)	$2	$(67)
Net realized gain (loss) on investments	237	(5,346)	(88)	8,905	20	41	296
Change in net unrealized appreciation (depreciation) on investments	17,397	11,213	1,878	82,475	3,754	(9)	(185)

Net increase (decrease) in net assets resulting from operations	16,931	5,571	1,803	87,316	3,352	34	44

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(27)	(52)	(43)	(508)	(9)	-	(4)
Contract owners' benefits	-	(1,378)	(238)	(57,612)	(129)	-	(2,780)
Net transfers (to) from the Company and/or Subaccounts	115	(28,334)	-	(897)	(3)	-	-

Increase (decrease) in net assets resulting from Contract transactions	88	(29,764)	(281)	(59,017)	(141)	-	(2,784)

Total increase (decrease) in net assets	17,019	(24,193)	1,522	28,299	3,211	34	(2,740)

NET ASSETS:
Beginning of period	39,060	41,220	24,214	241,234	29,008	460	6,324

End of period	$56,079	$17,027	$25,736	$269,533	$32,219	$494	$3,584

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,037)	$(11)	$(751)	$(75)	$(798)	$(262)	$(1,050)
Net realized gain (loss) on investments	6,313	86	5,680	355	3,156	(313)	(2,812)
Change in net unrealized appreciation (depreciation) on investments	15,913	153	7,578	1,064	9,188	2,673	12,416

Net increase (decrease) in net assets resulting from operations	21,189	228	12,507	1,344	11,546	2,098	8,554

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(337)	(3)	(51)	(55)	(55)	(47)	(100)
Contract owners' benefits	(14,037)	-	(3,526)	-	(252)	(489)	(4,763)
Net transfers (to) from the Company and/or Subaccounts	(7)	-	(90)	1	(125)	(1)	758

Increase (decrease) in net assets resulting from Contract transactions	(14,381)	(3)	(3,667)	(54)	(432)	(537)	(4,105)

Total increase (decrease) in net assets	6,808	225	8,840	1,290	11,114	1,561	4,449

NET ASSETS:
Beginning of period	192,103	1,326	75,229	6,078	52,818	16,764	69,597

End of period	$198,911	$1,551	$84,069	$7,368	$63,932	$18,325	$74,046

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$405	$175	$25	$2,082	$993
Net realized gain (loss) on investments	4,855	534	(12)	(246)	(1,194)
Change in net unrealized appreciation (depreciation) on investments	773	(1,088)	405	18,152	12,000

Net increase (decrease) in net assets resulting from operations	6,033	(379)	418	19,988	11,799

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	720	-
Contract maintenance charges	(157)	(26)	(8)	(51)	(59)
Contract owners' benefits	(24,776)	(483)	-	(3,032)	(36,566)
Net transfers (to) from the Company and/or Subaccounts	(299)	2	-	(74)	(3)

Increase (decrease) in net assets resulting from Contract transactions	(25,232)	(507)	(8)	(2,437)	(36,628)

Total increase (decrease) in net assets	(19,199)	(886)	410	17,551	(24,829)

NET ASSETS:
Beginning of period	86,739	9,628	3,806	105,841	76,280

End of period	$67,540	$8,742	$4,216	$123,392	$51,451

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$732	$175	$(19,587)	$705	$(749)	$(2,421)	$(609)
Net realized gain (loss) on investments	95,339	78,829	491,690	10,930	4,592	43,119	20,287
Change in net unrealized appreciation (depreciation) on investments	(141,772)	(158,529)	(1,137,799)	(12,686)	(14,172)	(109,497)	(86,194)

Net increase (decrease) in net assets resulting from operations	(45,701)	(79,525)	(665,696)	(1,051)	(10,329)	(68,799)	(66,516)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,131	33	193	-	-	-	720
Contract maintenance charges	(265)	(191)	(1,064)	(115)	(24)	(263)	(294)
Contract owners' benefits	(168,920)	(142,576)	(668,478)	(5,528)	(7,113)	-	(5,692)
Net transfers (to) from the Company and/or Subaccounts	60	26	2,120	(76)	5	(228)	(53)

Increase (decrease) in net assets resulting from Contract transactions	(167,994)	(142,708)	(667,229)	(5,719)	(7,132)	(491)	(5,319)

Total increase (decrease) in net assets	(213,695)	(222,233)	(1,332,925)	(6,770)	(17,461)	(69,290)	(71,835)

NET ASSETS:
Beginning of period	440,205	381,801	2,477,021	108,362	65,020	210,369	341,915

End of period	$226,510	$159,568	$1,144,096	$101,592	$47,559	$141,079	$270,080

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(231)	$682	$(907)	$12,639	$(11,415)	$(574)	$2,245
Net realized gain (loss) on investments	6,813	(962)	-	(8,561)	115,757	(885)	68,556
Change in net unrealized appreciation (depreciation) on investments	(16,897)	(18,432)	-	(50,196)	(485,927)	(20,797)	(193,857)

Net increase (decrease) in net assets resulting from operations	(10,315)	(18,712)	(907)	(46,118)	(381,585)	(22,256)	(123,056)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	34	1,200	-	386
Contract maintenance charges	(46)	(186)	(472)	(214)	(600)	(94)	(923)
Contract owners' benefits	(275)	(4,885)	(11,886)	(91,436)	(109,074)	(42,448)	(69,895)
Net transfers (to) from the Company and/or Subaccounts	5	(138)	(6,766)	398	(189,848)	(20,992)	(1,889)

Increase (decrease) in net assets resulting from Contract transactions	(316)	(5,209)	(19,124)	(91,218)	(298,322)	(63,534)	(72,321)

Total increase (decrease) in net assets	(10,631)	(23,921)	(20,031)	(137,336)	(679,907)	(85,790)	(195,377)

NET ASSETS:
Beginning of period	47,349	138,872	139,965	413,267	1,526,907	246,411	1,930,202

End of period	$36,718	$114,951	$119,934	$275,931	$847,000	$160,621	$1,734,825

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(684)	$(1,143)	$399	$(4,112)	$(446)	$2	$(93)
Net realized gain (loss) on investments	9,375	(52,619)	(8)	75,480	8,679	60	942
Change in net unrealized appreciation (depreciation) on investments	(33,917)	(6,878)	(8,932)	(186,637)	(21,900)	(77)	(1,962)

Net increase (decrease) in net assets resulting from operations	(25,226)	(60,640)	(8,541)	(115,269)	(13,667)	(15)	(1,113)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(22)	(73)	(48)	(598)	(10)	-	(8)
Contract owners' benefits	-	(27,833)	(83)	(4,770)	(137)	-	(192)
Net transfers (to) from the Company and/or Subaccounts	11	(106,192)	3	2,430	4	(1)	1

Increase (decrease) in net assets resulting from Contract transactions	(11)	(134,098)	(128)	(2,938)	(143)	(1)	(199)

Total increase (decrease) in net assets	(25,237)	(194,738)	(8,669)	(118,207)	(13,810)	(16)	(1,312)

NET ASSETS:
Beginning of period	64,297	235,958	32,883	359,441	42,818	476	7,636

End of period	$39,060	$41,220	$24,214	$241,234	$29,008	$460	$6,324

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(523)	$(12)	$(812)	$(85)	$(972)	$(286)	$(1,113)
Net realized gain (loss) on investments	24,859	189	10,810	898	11,352	5,390	26,873
Change in net unrealized appreciation (depreciation) on investments	(51,319)	(464)	(26,366)	(2,375)	(30,176)	(13,197)	(56,866)

Net increase (decrease) in net assets resulting from operations	(26,983)	(287)	(16,368)	(1,562)	(19,796)	(8,093)	(31,106)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(280)	(3)	(51)	(53)	(65)	(54)	(77)
Contract owners' benefits	(41,786)	-	-	-	(25,602)	(2,022)	(4)
Net transfers (to) from the Company and/or Subaccounts	(34)	-	6	-	19	3	1,724

Increase (decrease) in net assets resulting from Contract transactions	(42,100)	(3)	(45)	(53)	(25,648)	(2,073)	1,643

Total increase (decrease) in net assets	(69,083)	(290)	(16,413)	(1,615)	(45,444)	(10,166)	(29,463)

NET ASSETS:
Beginning of period	261,186	1,616	91,642	7,693	98,262	26,930	99,060

End of period	$192,103	$1,326	$75,229	$6,078	$52,818	$16,764	$69,597

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2	$71	$45	$1,745	$(973)
Net realized gain (loss) on investments	9,431	407	288	(493)	(147)
Change in net unrealized appreciation (depreciation) on investments	(21,428)	(575)	(1,480)	(11,743)	(10,029)

Net increase (decrease) in net assets resulting from operations	(11,995)	(97)	(1,147)	(10,491)	(11,149)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	720	-
Contract maintenance charges	(178)	(27)	(8)	(49)	(62)
Contract owners' benefits	(8,754)	-	-	(1,246)	-
Net transfers (to) from the Company and/or Subaccounts	5	(1)	2	33	6

Increase (decrease) in net assets resulting from Contract transactions	(8,927)	(28)	(6)	(542)	(56)

Total increase (decrease) in net assets	(20,922)	(125)	(1,153)	(11,033)	(11,205)

NET ASSETS:
Beginning of period	107,661	9,753	4,959	116,874	87,485

End of period	$86,739	$9,628	$3,806	$105,841	$76,280

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The First Variable Annuity Fund E (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Variable Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. First Variable Life Insurance Company was acquired by Protective Life Insurance Company (the “Company”), which made First Variable Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

Capital No Load

Capital Five

Capital Six Load

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 33 Subaccounts, as follows:

American Century Investments VP Disciplined Core Value Fund, Class I

American Century Investments VP International Fund, Class I

American Century Investments VP Ultra Fund, Class I

American Century Investments VP Value Fund, Class I

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

DWS Equity 500 Index VIP, Class A

DWS Small Cap Index VIP, Class A

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II

Federated Hermes High Income Bond Fund II

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Invesco Global Real Estate Fund, Series I

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Health Care Fund, Series I

Lord Abbett Series Fund Growth and Income Portfolio

MFS Investors Trust Series, Initial Class

MFS Investors Trust Series, Service Class

MFS Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS Massachusetts Investors Growth Stock Portfolio, Service Class

MFS New Discovery Series, Initial Class

MFS New Discovery Series, Service Class

MFS Total Return Series, Service Class

MFS Utilities Series, Service Class

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) or a weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales
American Century Investments VP Disciplined Core Value Fund, Class I	$4,994	$13,541
American Century Investments VP International Fund, Class I	2,279	39,841
American Century Investments VP Ultra Fund, Class I	134,574	130,422
American Century Investments VP Value Fund, Class I	9,420	56,101
Columbia VP Select Small Cap Value Fund, Class 2	4	2,075
Columbia VP Seligman Global Technology Fund, Class 2	9,434	10,439
DWS Equity 500 Index VIP, Class A	19,234	91,061
DWS Small Cap Index VIP, Class A	1,340	4,899
Federated Hermes Fund for U.S. Government Securities II	3,196	14,449
Federated Hermes Government Money Fund II	6,226	12,285
Federated Hermes High Income Bond Fund II	16,765	13,971
Fidelity VIP Contrafund Portfolio, Service Class 2	34,177	199,648
Fidelity VIP Equity-Income Portfolio, Service Class 2	3,897	97,044
Fidelity VIP Growth & Income Portfolio, Service Class 2	80,890	452,722
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	128	741
Franklin Small-Mid Cap Growth VIP Fund, Class 2	2	30,060
Invesco Global Real Estate Fund, Series I	367	634
Invesco V.I. American Franchise Fund, Series I	6,024	63,779
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	3	564
Invesco V.I. Diversified Dividend Fund, Series I	49	7
Invesco V.I. Health Care Fund, Series I	1	2,852
Lord Abbett Series Fund Growth and Income Portfolio	5,706	17,218

Subaccount	Purchases	Sales
MFS Investors Trust Series, Initial Class	$91	$25
MFS Investors Trust Series, Service Class	4,817	4,785
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	366	150
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	3,114	1,260
MFS New Discovery Series, Initial Class	2	800
MFS New Discovery Series, Service Class	872	6,026
MFS Total Return Series, Service Class	5,461	26,441
MFS Utilities Series, Service Class	829	643
Templeton Developing Markets VIP Fund, Class 2	87	67
Templeton Foreign VIP Fund, Class 2	4,473	4,825
Templeton Growth VIP Fund, Class 2	1,909	37,543

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023					2022
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

American Century Investments VP Disciplined Core Value Fund, Class I	64		367		(303)	49		5,217		(5,168)
American Century Investments VP International Fund, Class I	-		2,030		(2,030)	4		7,168		(7,164)
American Century Investments VP Ultra Fund, Class I	838		2,535		(1,697)	81		13,792		(13,711)
American Century Investments VP Value Fund, Class I	0	*	1,303		(1,303)	0	*	141		(141)
Columbia VP Select Small Cap Value Fund, Class 2	-		30		(30)	0	*	160		(160)
Columbia VP Seligman Global Technology Fund, Class 2	4		143		(139)	26		29		(3)
DWS Equity 500 Index VIP, Class A	20		2,616		(2,596)	23		194		(171)
DWS Small Cap Index VIP, Class A	-		116		(116)	0	*	9		(9)
Federated Hermes Fund for U.S. Government Securities II	29		990		(961)	1		372		(371)
Federated Hermes Government Money Fund II	95		816		(721)	54,881		56,352		(1,471)
Federated Hermes High Income Bond Fund II	6		403		(397)	22		3,164		(3,142)
Fidelity VIP Contrafund Portfolio, Service Class 2	28		4,849		(4,821)	2,495		9,676		(7,181)
Fidelity VIP Equity-Income Portfolio, Service Class 2	20		3,201		(3,181)	6,569		8,893		(2,324)
Fidelity VIP Growth & Income Portfolio, Service Class 2	13		12,929		(12,916)	60		2,317		(2,257)
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	4		1		3	0	*	1		(1)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	-		1,017		(1,017)	971		5,118		(4,147)
Invesco Global Real Estate Fund, Series I	-		9		(9)	0	*	4		(4)
Invesco V.I. American Franchise Fund, Series I	28		2,048		(2,020)	97		216		(119)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-		11		(11)	1		12		(11)
Invesco V.I. Diversified Dividend Fund, Series I	-		0	*	-	0	*	0	*	0 *
Invesco V.I. Health Care Fund, Series I	-		89		(89)	0	*	6		(6)
Lord Abbett Series Fund Growth and Income Portfolio	-		475		(475)	1		1,405		(1,404)
MFS Investors Trust Series, Initial Class	-		0	*	-	0	*	0	*	(0)*
MFS Investors Trust Series, Service Class	-		127		(127)	0	*	2		(2)
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	-		2		(2)	0	*	2		(2)
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	-		19		(19)	1		1,217		(1,216)

* The Subaccount has units that round to less than one.

	2023				2022
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

MFS New Discovery Series, Initial Class	-	10		(10)	0	*	39		(39)
MFS New Discovery Series, Service Class	29	167		(138)	50		5		45
MFS Total Return Series, Service Class	-	1,055		(1,055)	0	*	382		(382)
MFS Utilities Series, Service Class	-	15		(15)	0	*	1		(1)
Templeton Developing Markets VIP Fund, Class 2	-	0	*	-	0	*	0	*	(0)*
Templeton Foreign VIP Fund, Class 2	46	204		(158)	55		98		(43)
Templeton Growth VIP Fund, Class 2	-	1,883		(1,883)	1		4		(3)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.15% - 1.50% of the average daily net assets of the Subaccount

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 4.00% of each contribution, if applicable

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$30 annually

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 7.00% of surrendered amount

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per transfer, after the first 12 transfers in any Contract calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Century Investments VP Disciplined Core Value Fund, Class I
2023	8	$31.67	$29.92	$233	1.54%	1.25%	1.50%	7.31%	7.04%
2022	8	29.51	27.96	227	1.30%	1.25%	1.50%	(13.83)%	(14.03)%
2021	13	34.25	32.52	440	1.14%	1.25%	1.50%	28.28%	15.96%
2020	15	26.70	28.04	413	1.70%	1.25%	1.50%	10.14%	10.42%
2019	18	24.24	25.40	427	2.13%	1.25%	1.50%	22.10%	22.41%
American Century Investments VP International Fund, Class I
2023	7	19.24	18.17	139	1.48%	1.25%	1.50%	11.18%	10.90%
2022	9	17.30	16.39	160	1.07%	1.25%	1.50%	(25.69)%	(25.87)%
2021	17	23.28	22.11	382	0.17%	1.25%	1.50%	12.82%	1.99%
2020	18	20.64	21.68	367	0.45%	1.25%	1.50%	24.00%	24.31%
2019	19	16.64	17.44	321	0.92%	1.25%	1.50%	26.51%	26.83%
American Century Investments VP Ultra Fund, Class I
2023	30	53.03	48.99	1,535	0.00%	1.15%	1.50%	41.88%	41.38%
2022	32	37.38	34.65	1,144	0.00%	1.15%	1.50%	(33.15)%	(33.38)%
2021	46	55.92	52.01	2,477	0.00%	1.15%	1.50%	30.44%	13.25%
2020	47	42.87	45.93	2,111	0.00%	1.15%	1.50%	47.62%	48.14%
2019	50	29.04	31.00	1,515	0.00%	1.15%	1.50%	32.58%	33.04%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Century Investments VP Value Fund, Class I
2023	1	$45.32	$44.21	$50	2.04%	1.40%	1.50%	7.59%	7.48%
2022	2	42.12	41.14	102	2.08%	1.40%	1.50%	(0.85)%	(0.95)%
2021	3	42.49	41.53	108	1.78%	1.40%	1.50%	25.47%	20.03%
2020	3	33.86	34.60	95	2.04%	1.40%	1.50%	(0.53)%	(0.43)%
2019	3	34.04	34.75	104	1.63%	1.40%	1.50%	25.14%	25.27%
Columbia VP Select Small Cap Value Fund, Class 2
2023	1	48.74	47.65	51	0.00%	1.40%	1.50%	11.28%	11.17%
2022	1	43.80	42.86	48	0.00%	1.40%	1.50%	(16.11)%	(16.19)%
2021	1	52.21	51.14	65	0.00%	1.40%	1.50%	31.36%	26.16%
2020	1	39.74	40.53	52	0.00%	1.40%	1.50%	7.29%	7.40%
2019	1	37.04	37.74	56	0.00%	1.40%	1.50%	15.70%	15.81%
Columbia VP Seligman Global Technology Fund, Class 2
2023	3	60.67	59.25	193	0.00%	1.40%	1.50%	42.86%	42.72%
2022	3	42.47	41.51	141	0.00%	1.40%	1.50%	(32.81)%	(32.87)%
2021	3	63.20	61.84	210	0.28%	1.40%	1.50%	39.62%	33.82%
2020	3	45.26	46.21	156	0.00%	1.40%	1.50%	43.63%	43.77%
2019	3	31.52	32.14	112	0.00%	1.40%	1.50%	52.66%	52.82%
DWS Equity 500 Index VIP, Class A
2023	6	37.64	36.72	239	1.43%	1.40%	1.50%	24.26%	24.13%
2022	9	30.29	29.58	270	1.19%	1.40%	1.50%	(19.47)%	(19.55)%
2021	9	37.61	36.77	342	1.44%	1.40%	1.50%	29.39%	23.77%
2020	9	29.07	29.71	272	1.46%	1.40%	1.50%	16.33%	16.45%
2019	11	24.99	25.51	265	1.98%	1.40%	1.50%	29.23%	29.36%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

DWS Small Cap Index VIP, Class A
2023	1	$41.42	$41.42	$37	1.17%	1.50%	1.50%	15.02%	15.02%
2022	1	36.01	36.01	37	0.86%	1.50%	1.50%	(21.82)%	(21.82)%
2021	1	46.06	46.06	47	0.88%	1.50%	1.50%	12.80%	12.80%
2020	1	40.83	40.83	42	0.92%	1.50%	1.50%	17.65%	17.65%
2019	1	34.71	34.71	37	1.08%	1.50%	1.50%	23.36%	23.36%
Federated Hermes Fund for U.S. Government Securities II
2023	8	13.82	13.05	105	2.60%	1.25%	1.50%	2.90%	2.64%
2022	9	13.43	12.72	115	1.82%	1.25%	1.50%	(13.66)%	(13.85)%
2021	9	15.55	14.76	139	2.12%	1.25%	1.50%	1.62%	(8.14)%
2020	10	15.30	16.07	161	2.36%	1.25%	1.50%	3.64%	3.90%
2019	11	14.76	15.47	165	2.54%	1.25%	1.50%	4.32%	4.58%
Federated Hermes Government Money Fund II
2023	7	17.51	11.41	114	4.42%	1.25%	1.50%	3.06%	2.80%
2022	8	16.99	11.10	120	2.35%	1.25%	1.50%	(0.23)%	(0.48)%
2021	10	17.03	11.15	140	0.00%	1.25%	1.50%	50.44%	(35.33)%
2020	38	11.32	17.24	480	0.17%	1.25%	1.50%	(1.29)%	(1.05)%
2019	12	11.47	17.42	179	1.68%	1.25%	1.50%	0.13%	0.38%
Federated Hermes High Income Bond Fund II
2023	10	29.89	26.96	296	5.86%	1.25%	1.50%	11.32%	11.04%
2022	11	26.85	24.28	276	4.83%	1.25%	1.50%	(12.87)%	(13.09)%
2021	14	30.82	27.94	413	5.00%	1.25%	1.50%	13.93%	(6.13)%
2020	15	27.05	29.76	425	5.36%	1.25%	1.50%	4.01%	4.27%
2019	15	26.01	28.54	438	6.44%	1.25%	1.50%	12.84%	13.12%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Contrafund Portfolio, Service Class 2
2023	17	$57.85	$46.27	$889	0.25%	1.25%	1.50%	31.47%	31.14%
2022	22	44.00	35.29	847	0.19%	1.25%	1.50%	(27.40)%	(27.58)%
2021	29	60.61	48.72	1,527	0.03%	1.25%	1.50%	56.26%	1.23%
2020	31	38.79	48.13	1,287	0.08%	1.25%	1.50%	28.29%	28.61%
2019	35	30.23	37.42	1,104	0.24%	1.25%	1.50%	29.32%	29.64%
Fidelity VIP Equity-Income Portfolio, Service Class 2
2023	2	33.01	32.23	72	1.40%	1.40%	1.50%	8.85%	8.74%
2022	5	30.32	29.64	161	0.79%	1.40%	1.50%	(6.56)%	(6.65)%
2021	8	32.45	31.75	246	2.26%	1.40%	1.50%	25.44%	20.24%
2020	3	25.87	26.41	84	0.87%	1.40%	1.50%	4.85%	4.96%
2019	16	24.67	25.16	408	2.52%	1.40%	1.50%	25.22%	25.34%
Fidelity VIP Growth & Income Portfolio, Service Class 2
2023	43	37.26	35.20	1,565	1.30%	1.25%	1.50%	16.90%	16.61%
2022	56	31.87	30.19	1,735	1.43%	1.25%	1.50%	(6.35)%	(6.58)%
2021	58	34.03	32.31	1,930	2.27%	1.25%	1.50%	30.34%	17.82%
2020	62	26.11	27.43	1,660	1.68%	1.25%	1.50%	5.99%	6.25%
2019	71	24.63	25.81	1,794	3.46%	1.25%	1.50%	27.75%	28.07%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2023	1	45.32	44.26	56	0.00%	1.40%	1.50%	43.29%	43.15%
2022	1	31.63	30.92	39	0.00%	1.40%	1.50%	(39.17)%	(39.24)%
2021	1	51.99	50.88	64	0.00%	1.40%	1.50%	12.42%	7.75%
2020	1	46.25	47.22	58	0.00%	1.40%	1.50%	65.72%	65.89%
2019	1	27.91	28.46	36	0.00%	1.40%	1.50%	38.40%	38.54%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Franklin Small-Mid Cap Growth VIP Fund, Class 2
2023	0	*	$34.63	$33.86	$17	0.00%	1.40%	1.50%	24.98%	24.86%
2022	2		27.71	27.12	41	0.00%	1.40%	1.50%	(34.61)%	(34.68)%
2021	6		42.38	41.51	236	0.00%	1.40%	1.50%	10.64%	6.26%
2020	1		38.30	39.06	26	0.00%	1.40%	1.50%	52.78%	52.93%
2019	1		25.07	25.54	21	0.00%	1.40%	1.50%	29.48%	29.61%
Invesco Global Real Estate Fund, Series I
2023	1		32.93	32.19	26	1.49%	1.40%	1.50%	7.54%	7.43%
2022	1		30.62	29.96	24	2.78%	1.40%	1.50%	(25.98)%	(26.05)%
2021	1		41.36	40.52	33	2.70%	1.40%	1.50%	26.43%	21.43%
2020	1		32.72	33.37	29	4.50%	1.40%	1.50%	(13.63)%	(13.54)%
2019	1		37.88	38.59	34	4.74%	1.40%	1.50%	21.17%	21.29%
Invesco V.I. American Franchise Fund, Series I
2023	8		32.47	31.68	270	0.00%	1.40%	1.50%	38.97%	38.84%
2022	10		23.37	22.82	241	0.00%	1.40%	1.50%	(32.07)%	(32.14)%
2021	11		34.39	33.62	359	0.00%	1.40%	1.50%	12.79%	7.89%
2020	12		30.49	31.16	367	0.07%	1.40%	1.50%	40.23%	40.37%
2019	13		21.75	22.20	292	0.00%	1.40%	1.50%	34.72%	34.86%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2023	2		13.28	13.23	32	0.00%	1.40%	1.50%	11.58%	11.47%
2022	2		11.90	11.87	29	0.00%	1.40%	1.50%	(31.94)%	(32.01)%
2021	2		17.48	17.45	43	0.00%	1.40%	1.50%	17.53%	17.24%
2020	3		14.88	14.89	64	0.00%	1.40%	1.50%	0.00%	0.00%
2019	N/A		N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - indicates “not applicable.”

* The Subaccount has units and/or dollars that round to less than one thousand.

	As of December 31						For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High

Invesco V.I. Diversified Dividend Fund, Series I
2023	0	*	$14.92	$14.92	$0	*	2.04%	1.50%	1.50%	7.43%	7.43%
2022	0	*	13.89	13.89	0	*	1.87%	1.50%	1.50%	(3.12)%	(3.12)%
2021	-		14.34	14.34	-		2.23%	1.50%	1.50%	17.12%	17.12%
2020	-		12.25	12.25	-		2.83%	1.50%	1.50%	(1.35)%	(1.35)%
2019	-		12.41	12.41	-		3.00%	1.50%	1.50%	23.23%	23.23%
Invesco V.I. Health Care Fund, Series I
2023	0	*	32.71	31.98	4		0.00%	1.40%	1.50%	1.59%	1.49%
2022	0	*	32.20	31.51	6		0.00%	1.40%	1.50%	(14.52)%	(14.61)%
2021	-		37.67	36.90	8		0.19%	1.40%	1.50%	12.94%	8.47%
2020	-		33.35	34.02	8		0.30%	1.40%	1.50%	12.75%	12.86%
2019	-		29.58	30.14	7		0.05%	1.40%	1.50%	30.53%	30.66%
Lord Abbett Series Fund Growth and Income Portfolio
2023	6		33.04	32.23	199		0.92%	1.40%	1.50%	11.62%	11.51%
2022	7		29.60	28.91	192		1.14%	1.40%	1.50%	(10.68)%	(10.79)%
2021	8		33.14	32.40	261		1.08%	1.40%	1.50%	30.02%	24.37%
2020	8		25.49	26.05	210		1.51%	1.40%	1.50%	1.16%	1.27%
2019	9		25.20	25.73	221		1.69%	1.40%	1.50%	20.67%	20.79%
MFS Investors Trust Series, Initial Class
2023	0	*	33.08	33.08	2		0.73%	1.50%	1.50%	17.21%	17.21%
2022	0	*	28.22	28.22	1		0.64%	1.50%	1.50%	(17.72)%	(17.72)%
2021	-		34.30	34.30	2		0.64%	1.50%	1.50%	24.93%	24.93%
2020	-		27.46	27.46	1		0.77%	1.50%	1.50%	12.17%	12.17%
2019	-		24.48	24.99	2		0.71%	1.40%	1.50%	29.62%	29.75%

* The Subaccount has units and/or dollars that round to less than one thousand.

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS Investors Trust Series, Service Class
2023	3		$31.77	$31.03	$84	0.46%	1.40%	1.50%	17.02%	16.90%
2022	3		27.15	26.54	75	0.37%	1.40%	1.50%	(17.84)%	(17.93)%
2021	3		33.05	32.34	92	0.42%	1.40%	1.50%	27.36%	22.07%
2020	3		25.95	26.49	74	0.36%	1.40%	1.50%	11.90%	12.02%
2019	4		23.19	23.65	80	0.50%	1.40%	1.50%	29.29%	29.42%
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
2023	0	*	25.85	25.62	7	0.30%	1.40%	1.50%	22.29%	22.17%
2022	0	*	21.14	20.97	6	0.10%	1.40%	1.50%	(20.38)%	(20.46)%
2021	-		26.54	26.36	8	0.27%	1.40%	1.50%	24.95%	23.38%
2020	-		21.25	21.37	8	0.45%	1.40%	1.50%	20.70%	20.82%
2019	-		17.60	16.69	8	0.60%	1.40%	1.50%	37.87%	38.01%
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
2023	3		25.30	25.08	64	0.05%	1.40%	1.50%	21.99%	21.87%
2022	3		20.74	20.58	53	0.00%	1.40%	1.50%	(20.57)%	(20.64)%
2021	4		26.11	25.93	98	0.03%	1.40%	1.50%	24.63%	23.07%
2020	4		20.95	21.07	87	0.21%	1.40%	1.50%	20.37%	20.50%
2019	5		17.40	17.49	76	0.35%	1.40%	1.50%	37.51%	37.64%
MFS New Discovery Series, Initial Class
2023	0	*	54.73	54.73	18	0.00%	1.50%	1.50%	12.71%	12.71%
2022	0	*	48.56	48.56	17	0.00%	1.50%	1.50%	(30.80)%	(30.80)%
2021	-		70.17	70.17	27	0.00%	1.50%	1.50%	0.28%	0.28%
2020	-		69.98	69.98	30	0.00%	1.50%	1.50%	43.71%	43.71%
2019	-		48.69	49.71	22	0.00%	1.40%	1.50%	39.59%	39.73%

* The Subaccount has units and/or dollars that round to less than one thousand.

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS New Discovery Series, Service Class
2023	2		$32.08	$31.33	$74	0.00%	1.40%	1.50%	12.67%	12.56%
2022	2		28.48	27.84	70	0.00%	1.40%	1.50%	(30.97)%	(31.04)%
2021	2		41.25	40.36	99	0.00%	1.40%	1.50%	2.25%	(1.99)%
2020	2		40.34	41.18	99	0.00%	1.40%	1.50%	43.41%	43.56%
2019	3		28.13	28.69	71	0.00%	1.40%	1.50%	39.17%	39.31%
MFS Total Return Series, Service Class
2023	3		25.83	25.25	68	1.97%	1.40%	1.50%	8.69%	8.58%
2022	4		23.76	23.25	87	1.44%	1.40%	1.50%	(11.09)%	(11.18)%
2021	4		26.73	26.18	108	1.60%	1.40%	1.50%	14.49%	9.95%
2020	4		23.35	23.81	103	1.94%	1.40%	1.50%	7.88%	7.99%
2019	6		21.64	22.05	139	2.84%	1.40%	1.50%	18.33%	18.45%
MFS Utilities Series, Service Class
2023	0	*	36.28	35.46	9	3.41%	1.40%	1.50%	(3.69)%	(3.78)%
2022	0	*	37.66	36.86	10	2.20%	1.40%	1.50%	(0.91)%	(1.01)%
2021	-		38.01	37.23	10	1.58%	1.40%	1.50%	14.47%	9.94%
2020	-		33.21	33.87	10	1.05%	1.40%	1.50%	4.04%	4.15%
2019	-		31.92	32.52	28	3.92%	1.40%	1.50%	22.94%	23.07%
Templeton Developing Markets VIP Fund, Class 2
2023	0	*	31.60	30.89	4	2.07%	1.40%	1.50%	11.06%	10.95%
2022	0	*	28.46	27.84	4	2.38%	1.40%	1.50%	(23.07)%	(23.14)%
2021	-		36.99	36.23	5	0.98%	1.40%	1.50%	(5.20)%	(8.95)%
2020	-		39.02	39.79	6	3.64%	1.40%	1.50%	15.43%	15.55%
2019	-		33.80	34.44	5	1.01%	1.40%	1.50%	24.81%	24.94%

* The Subaccount has units and/or dollars that round to less than one thousand.

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Templeton Foreign VIP Fund, Class 2
2023	7	$16.90	$16.49	$123	3.22%	1.40%	1.50%	19.08%	18.96%
2022	8	14.19	13.86	106	2.94%	1.40%	1.50%	(8.89)%	(8.98)%
2021	8	15.58	15.23	117	1.92%	1.40%	1.50%	4.96%	0.41%
2020	8	14.84	15.17	115	2.93%	1.40%	1.50%	(2.63)%	(2.54)%
2019	8	15.24	15.56	119	1.78%	1.40%	1.50%	10.85%	10.96%
Templeton Growth VIP Fund, Class 2
2023	2	21.01	20.52	51	2.94%	1.40%	1.50%	19.33%	19.21%
2022	4	17.61	17.21	76	0.15%	1.40%	1.50%	(12.73)%	(12.80)%
2021	4	20.18	19.74	87	1.12%	1.40%	1.50%	5.58%	1.19%
2020	4	19.11	19.51	87	2.65%	1.40%	1.50%	4.22%	4.32%
2019	4	18.34	18.70	84	2.64%	1.40%	1.50%	18.34%	18.70%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.